Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
L.	EMPLOYEE BENEFITS

Severance Costs: The Company incurred severance expense in 2012, 2011 and 2010 of $4.8, $.8 and $1.2, respectively.

Defined Benefit Pension Plans: PACCAR has several defined benefit pension plans, which cover a majority of its employees. The Company evaluates its actuarial assumptions on an annual basis and considers changes based upon market conditions and other factors.

The Company funds its pensions in accordance with applicable employee benefit and tax laws. The Company contributed $190.8 to its pension plans in 2012 and $84.7 in 2011. The Company expects to contribute in the range of $100.0 to $150.0 to its pension plans in 2013, of which $15.6 is estimated to satisfy minimum funding requirements. Annual benefits expected to be paid beginning January 1, 2013 are $67.1, $71.0, $75.4, $81.5, $85.6 and for the five years thereafter, a total of $508.6.

Plan assets are invested in global equity and debt securities through professional investment managers with the objective to achieve targeted risk adjusted returns and maintain liquidity sufficient to fund current benefit payments. Typically, each defined benefit plan has an investment policy that includes a target for asset mix including maximum and minimum ranges for allocation percentages by investment category. The actual allocation of assets may vary at times based upon rebalancing policies and other factors. The Company periodically assesses the target asset mix by evaluating external sources of information regarding the long-term historical return, volatilities and expected future returns for each investment category. In addition, the long-term rates of return assumptions for pension accounting are reviewed annually to ensure they are appropriate. Target asset mix and forecast long-term returns by asset category are considered in determining the assumed long-term rates of return, although historical returns realized are given some consideration.

The fair value of mutual funds, common stocks and U.S. treasuries is determined using the market approach and is based on the quoted prices in active markets. These securities are categorized as Level 1. The fair value of commingled trust funds is determined using the market approach and is based on the unadjusted net asset value per unit as determined by the sponsor of the fund based on the fair values of underlying investments. These securities are categorized as Level 2. The fair value of debt securities is determined using the market approach and is based on the quoted market prices of the securities or other observable inputs. These securities are categorized as Level 2.

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2012	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$549.9	$549.9
Global equities			566.3	566.3

Total equities	50 - 70%		1,116.2	1,116.2

Fixed income:
U.S. fixed income		$230.8	275.8	506.6
Non-U.S. fixed income			234.9	234.9

Total fixed income	30 - 50%	230.8	510.7	741.5

Cash and other		.3	43.0	43.3

Total plan assets		$231.1	$1,669.9	$1,901.0

At December 31, 2011	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$456.3	$456.3
Global equities			450.5	450.5

Total equities	50 - 70%		906.8	906.8

Fixed income:
U.S. fixed income		$224.5	196.7	421.2
Non-U.S. fixed income			183.1	183.1

Total fixed income	30 - 50%	224.5	379.8	604.3

Cash and other		4.6	34.2	38.8

Total plan assets		$229.1	$1,320.8	$1,549.9

The following additional data relates to all pension plans of the Company, except for certain multi-employer and defined contribution plans:

At December 31,	2012	2011
Weighted average assumptions:
Discount rate	4.0%	4.5%
Rate of increase in future compensation levels	3.8%	3.9%
Assumed long-term rate of return on plan assets	6.6%	6.9%

The components of the change in projected benefit obligation and change in plan assets are as follows:

	2012	2011
Change in projected benefit obligation:
Benefit obligation at January 1	$1,808.1	$1,485.6
Service cost	64.1	45.5
Interest cost	81.4	81.6
Benefits paid	(71.1)	(59.5)
Actuarial loss	163.8	259.1
Currency translation and other	18.3	(7.5)
Participant contributions	3.4	3.3

Projected benefit obligation at December 31	$2,068.0	$1,808.1

Change in plan assets:
Fair value of plan assets at January 1	$1,549.9	$1,445.4
Employer contributions	190.8	84.7
Actual return on plan assets	208.8	79.0
Benefits paid	(71.1)	(59.5)
Currency translation and other	19.2	(3.0)
Participant contributions	3.4	3.3

Fair value of plan assets at December 31	1,901.0	1,549.9

Funded status at December 31	$(167.0)	$(258.2)

Amounts recorded on balance sheet:	2012	2011
Other noncurrent assets	$10.0	$.4
Other liabilities	(177.0)	(258.6)
Accumulated other comprehensive loss:
Actuarial loss	490.4	469.3
Prior service cost	5.7	8.3
Net initial transition amount	.4	.5

Of the December 31, 2012 amounts in accumulated other comprehensive loss, $43.9 of unrecognized actuarial loss and $1.3 of unrecognized prior service cost are expected to be amortized into net pension expense in 2013.

The accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans was $1,794.7 at December 31, 2012 and $1,601.5 at December 31, 2011.

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2012	2011
Projected benefit obligation	$214.5	$324.9
Accumulated benefit obligation	198.8	299.4
Fair value of plan assets	123.5	203.2

The components of pension expense are as follows:

Year Ended December 31,	2012	2011	2010
Service cost	$64.1	$45.5	$37.5
Interest on projected benefit obligation	81.4	81.6	76.5
Expected return on assets	(110.8)	(105.1)	(98.2)
Amortization of prior service costs	1.4	1.5	1.8
Recognized actuarial loss	39.2	24.7	14.7
Settlement loss	4.8

Net pension expense	$80.1	$48.2	$32.3

Multi-employer Plans: The Company participates in multi-employer plans in the U.S. and Europe. These are typically under collective bargaining agreements and cover its union-represented employees. The Company’s participation in the following multi-employer plans for the years ended December 31 follows:

	EIN	PENSION PLAN NUMBER
			COMPANY CONTRIBUTIONS
PENSION PLAN			2012	2011	2010
Metal and Electrical Engineering Industry Pension Fund		135668	$22.0	$22.7	$22.2
Western Metal Industry Pension Plan	91-6033499	001	1.6	1.8	.5
Other Plans			1.0	.6	.5

			$24.6	$25.1	$23.2

The Company contributions shown in the table above approximates the multi-employer pension expense for each of the years ended December 31, 2012, 2011 and 2010, respectively.

Metal and Electrical Engineering Industry Pension Fund is a multi-employer union plan incorporating all DAF employees in the Netherlands and is covered by a collective bargaining agreement that will expire on June 30, 2013. The Company’s contributions were less than 5% of the total contributions to the plan for the last two reporting periods ending December 2012. The plan is required by law (the Netherlands Pension Act) to have a coverage ratio in excess of 100%. Because the coverage ratio of the plan was 95% at November 30, 2012 (most readily available information), a funding improvement plan is in place. In February 2013, a decision to reduce pension benefits as part of the funding improvement plan was approved.

The Western Metal Industry Pension Plan is located in the U.S. and is covered by a collective bargaining agreement that will expire on October 30, 2015. In accordance with the U.S. Pension Protection Act of 2006, the plan was certified as critical (red) status and a funding improvement plan has been implemented requiring an under-funded penalty of approximately 10% of the base contribution. For the last two reporting periods ending December 2012, contributions by the Company were greater than 5% and less than 10% of the total contributions to the plan.

Other plans are principally located in the U.S. For the last two reporting periods, none are under funding improvement plans and Company contributions to these plans are less than 5% of each plan’s total contributions.

There were no significant changes for the multi-employer plans in the periods presented that affected comparability between periods.

Defined Contribution Plans: The Company maintains several defined contribution benefit plans whereby it contributes designated amounts on behalf of participant employees. The largest plan is for U.S. salaried employees where the Company matches a percentage of employee contributions up to an annual limit. The match was 5% of eligible pay in 2012 and 2011 and 3% in 2010. Other plans are located in Australia, Canada, the Netherlands and Belgium. Expenses for these plans were $33.6, $29.3 and $23.0 in 2012, 2011 and 2010, respectively.